Income taxes - Uncertain tax positions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance, beginning of the year	$ 408,000	$ 353,000
Settlements	(53,000)	0
Decreases related to prior year tax positions	(62,000)	0
Increases related to prior year tax positions	0	55,000
Balance, end of the year	293,000	408,000
Income Tax Examination, Penalties and Interest Accrued	$ 0	$ 0